Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Loans and Allowances for Loan Losses
Schedule of summary of loans, by major class within the Company's loan portfolio

(in thousands)	2019	2018
Commercial, financial, and agricultural	$199,022	$207,720
Real estate construction - residential	23,035	28,610
Real estate construction - commercial	84,998	106,784
Real estate mortgage - residential	253,071	241,517
Real estate mortgage - commercial	576,635	529,536
Installment and other consumer	32,464	32,460
Total loans	$1,169,225	$1,146,627

Schedule of loans to directors and executive officers

(in thousands)
Balance at December 31, 2018	$6,004
New loans	1,197
Amounts collected	(1,600)
Balance at December 31, 2019	$5,601

Schedule of summary of the allowance for loan losses

The following table illustrates the changes in the allowance for loan losses by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	and other	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	allocated	Total
Balance at December 31, 2016	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886
Additions:
Provision for loan losses	1,147	(26)	394	(560)	657	234	(81)	1,765
Deductions:
Loans charged off	649	—	—	219	45	268	—	1,181
Less recoveries on loans	(74)	(88)	—	(83)	(32)	(105)	—	(382)
Net loans charged off	575	(88)	—	136	13	163	—	799
Balance at December 31, 2017	$3,325	$170	$807	$1,689	$4,437	$345	$79	$10,852
Additions:
Provision for loan losses	296	(44)	(20)	516	457	150	120	1,475
Deductions:
Loans charged off	484	48	30	186	38	255	—	1,041
Less recoveries on loans	(100)	(62)	—	(52)	(58)	(94)	—	(366)
Net loans charged off	384	(14)	30	134	(20)	161	—	675
Balance at December 31, 2018	$3,237	$140	$757	$2,071	$4,914	334	$199	$11,652
Additions:
Provision for loan losses	(168)	(126)	(388)	195	1,618	138	(119)	1,150
Deductions:
Loans charged off	295	—	—	277	25	196	—	793
Less recoveries on loans	(144)	(50)	—	(129)	(40)	(105)	—	(468)
Net loans charged off	151	(50)	—	148	(15)	91	—	325
Balance at December 31, 2019	$2,918	$64	$369	$2,118	$6,547	$381	$80	$12,477

Schedule of allowance for loan losses and recorded investment by portfolio segment

The following table illustrates the allowance for loan losses and recorded investment by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	and Other	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	allocated	Total
December 31, 2019
Allowance for loan losses:
Individually evaluated for impairment	$311	$—	$—	$264	$23	$17	$—	$615
Collectively evaluated for impairment	2,607	64	369	1,854	6,524	364	80	11,862
Total	$2,918	$64	$369	$2,118	$6,547	$381	$80	$12,477
Loans outstanding:
Individually evaluated for impairment	$1,514	$—	$137	$3,856	$1,711	$177	$—	$7,395
Collectively evaluated for impairment	197,508	23,035	84,861	249,215	574,924	32,287	—	1,161,830
Total	$199,022	$23,035	$84,998	$253,071	$576,635	$32,464	$—	$1,169,225

December 31, 2018
Allowance for loan losses:
Individually evaluated for impairment	$551	$—	$—	$579	$37	$27	$—	$1,194
Collectively evaluated for impairment	2,686	140	757	1,492	4,877	307	199	10,458
Total	$3,237	$140	$757	$2,071	$4,914	$334	$199	$11,652
Loans outstanding:
Individually evaluated for impairment	$2,428	$—	$153	$4,793	$850	$254	$—	$8,478
Collectively evaluated for impairment	205,292	28,610	106,631	236,724	528,686	32,206	—	1,138,149
Total	$207,720	$28,610	$106,784	$241,517	$529,536	$32,460	$—	$1,146,627

Schedule of impaired loans

The categories of impaired loans at December 31, 2019 and 2018 are as follows:

(in thousands)	2019	2018
Non-accrual and non-performing TDRs	$4,860	$5,414
Performing TDRs	2,535	3,064
Total impaired loans	$7,395	$8,478

The following tables provide additional information about impaired loans at December 31, 2019 and 2018, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2019
With no related allowance recorded:
Commercial, financial and agricultural	$342	$487	$—
Real estate - construction commercial	137	173	—
Real estate - residential	697	784	—
Real estate - commercial	1,388	1,433
Installment and other consumer	12	12	—
Total	$2,576	$2,889	$—
With an allowance recorded:
Commercial, financial and agricultural	$1,172	$1,470	$311
Real estate - residential	3,159	3,482	264
Real estate - commercial	323	425	23
Installment and other consumer	165	189	17
Total	$4,819	$5,566	$615
Total impaired loans	$7,395	$8,455	$615

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2018
With no related allowance recorded:
Commercial, financial and agricultural	$1,264	$1,550	$—
Real estate - construction commercial	153	180	—
Real estate - residential	561	602	—
Real estate - commercial	115	119	—
Total	$2,093	$2,451	$—
With an allowance recorded:
Commercial, financial and agricultural	$1,164	$1,236	$551
Real estate - residential	4,232	4,458	579
Real estate - commercial	735	1,093	37
Installment and other consumer	254	280	27
Total	$6,385	$7,067	$1,194
Total impaired loans	$8,478	$9,518	$1,194

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2019 and 2018:

	2019		2018
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$805	$—	$1,302	$—
Real estate - construction commercial	145	—	120	—
Real estate - residential	685	—	901	10
Real estate - commercial	1,062	6	59	22
Installment and other consumer	6	—	34	—
Total	$2,703	$6	$2,416	$32
With an allowance recorded:
Commercial, financial and agricultural	$1,097	$40	$1,394	$32
Real estate - construction residential	—	—	15	—
Real estate - residential	3,583	88	4,169	99
Real estate - commercial	334	28	763	34
Installment and other consumer	199	3	206	2
Total	$5,213	$159	$6,547	$167
Total impaired loans	$7,916	$165	$8,963	$199

Schedule of aging information for the Company's past due and non-accrual loans

	Current or		90 Days
	Less Than		Past Due
	30 Days	30 - 89 Days	And Still
(in thousands)	Past Due	Past Due	Accruing	Non-Accrual	Total
December 31, 2019
Commercial, Financial, and Agricultural	$197,828	$212	$—	$982	$199,022
Real Estate Construction - Residential	22,468	567	—	—	23,035
Real Estate Construction - Commercial	84,861	—	—	137	84,998
Real Estate Mortgage - Residential	249,944	688	304	2,135	253,071
Real Estate Mortgage - Commercial	575,140	136	—	1,359	576,635
Installment and Other Consumer	32,179	132	12	141	32,464
Total	$1,162,420	$1,735	$316	$4,754	$1,169,225
December 31, 2018
Commercial, Financial, and Agricultural	$205,597	$266	$—	$1,857	$207,720
Real Estate Construction - Residential	28,404	206	—	—	28,610
Real Estate Construction - Commercial	106,531	100	—	153	106,784
Real Estate Mortgage - Residential	235,734	2,907	156	2,720	241,517
Real Estate Mortgage - Commercial	527,968	1,094	—	474	529,536
Installment and Other Consumer	32,002	242	6	210	32,460
Total	$1,136,236	$4,815	$162	$5,414	$1,146,627

Schedule of risk categories by class

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	and other
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	Total
At December 31, 2019
Watch	$16,288	$763	$8,484	$15,280	$37,271	$—	$78,086
Substandard	3,249	—	273	2,291	677	—	6,490
Performing TDRs	532	—	—	1,615	352	36	2,535
Non-accrual and non-performing TDRs	982	—	137	2,241	1,359	141	4,860
Total	$21,051	$763	$8,894	$21,427	$39,659	$177	$91,971
At December 31, 2018
Watch	$8,871	$588	$4,063	$12,790	$36,408	$8	$62,728
Substandard	53	—	—	1,411	702	3	2,169
Performing TDRs	570	—	—	2,073	377	44	3,064
Non-accrual and non-performing TDRs	1,857	—	153	2,720	474	210	5,414
Total	$11,351	$588	$4,216	$18,994	$37,961	$265	$73,375

Schedule of summary of loans that were modified as TDRs

	2019			2018
	Recorded Investment (1)			Recorded Investment (1)
	Number of	Pre-	Post-	Number of	Pre-	Post-
(in thousands)	Contracts	Modification	Modification	Contracts	Modification	Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	2	$80	$58	3	$510	$502
Real estate mortgage - residential	—	—	—	2	149	147
Real estate mortgage - commercial	2	267	266	—	—	—
Installment and other consumer	—	—	—	5	185	117
Total	4	$347	$324	10	$844	$766

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.